COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Bodily Injury Claims
	Year ended December 31,
	2025	2024	2023

Outstanding claims, January 1,	248	224	221

New claims	81	101	63
Settled and dismissed claims	(75)	(77)	(60)

Outstanding claims, December 31	254	248	224